Schedule of inventories (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Components	$ 875	$ 3,131
Finished goods	4,316	3,146
Total inventories	5,191	6,277
Less: Accumulated write-down to net realizable value	(1,049)	(1,341)
Inventory, net	$ 4,142	$ 4,936